Summary of significant accounting policies - Basic and diluted EPS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 1,362,616	$ (57,052)
Weighted average outstanding shares of ordinary shares (B)	20,855,641	13,783,362
Dilutive effect of investor and placement agent warrants		4,621,418
Diluted ordinary shares and ordinary shares equivalents (C)	20,855,641	18,404,780
Earnings per share
Basic (A/B)	$ 0.07	$ 0.00
Diluted (A/C)	$ 0.07	$ 0.00